Income Taxes (Tables)	12 Months Ended
Jul. 01, 2016
Income Tax Disclosure [Abstract]
Domestic and Foreign Components of Income Before Income Taxes
The domestic and foreign components of income before income taxes were as follows for 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Foreign	$516	$1,501	$1,664
Domestic	(363)	76	88
Income before income taxes	$153	$1,577	$1,752

Components of Provision for Income Taxes
The components of the provision for income taxes were as follows for 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Current:
Foreign	$59	$54	$47
Domestic-federal	2	43	98
Domestic-state	(1)	(13)	3
Deferred:
Foreign	(39)	12	(3)
Domestic-federal	(109)	11	(14)
Domestic-state	(1)	5	4
Income tax provision	$(89)	$112	$135

Deferred Tax Assets and Liabilities
Temporary differences and carryforwards, which give rise to a significant portion of deferred tax assets and liabilities as of July 1, 2016 and July 3, 2015 were as follows:

	July 1, 2016	July 3, 2015
	(in millions)
Deferred tax assets:
Sales related reserves and accrued expenses not currently deductible	$82	$50
Accrued compensation and benefits not currently deductible	207	138
Domestic net operating loss carryforward	259	137
Business credit carryforward	264	167
Long-lived assets	256	49
Other	177	65
Total deferred tax assets	1,245	606
Deferred tax liabilities:
Long-lived assets	(1,030)	(126)
Other	(9)	(10)
Total deferred tax liabilities	(1,039)	(136)
Valuation allowances	(294)	(166)
Deferred tax (liabilities) assets, net	$(88)	$304

U.S. Federal Statutory Rate to Company's Effective Tax Rate
Reconciliation of the U.S. Federal statutory rate to the Company’s effective tax rate is as follows for 2016, 2015 and 2014:

	2016	2015	2014
U.S. Federal statutory rate	35%	35%	35%
Tax rate differential on international income	(103)	(29)	(28)
Tax effect of U.S. non-deductible convertible debt costs	13	—	—
Tax effect of U.S. non-deductible acquisition costs	10	—	—
Tax effect of U.S. foreign income inclusion	9	—	—
Tax effect of U.S. non-deductible share-based compensation	9	—	—
Tax effect of U.S. permanent differences	1	1	2
State income tax, net of federal tax	(1)	—	—
Retroactive extension of Federal R&D credit	(9)	—	—
Creditable foreign taxes	(13)	—	—
Income tax credits	(14)	(2)	(1)
Other	5	2	—
Effective tax rate	(58)%	7%	8%

Total Amounts of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits excluding accrued interest and penalties for 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Unrecognized tax benefit at beginning of period	$350	$300	$240
Gross increases related to current year tax positions	46	44	27
Gross increases related to prior year tax positions	6	6	26
Gross decreases related to prior year tax positions	(15)	—	(5)
Settlements	(8)	—	—
Lapse of statute of limitations	(8)	(3)	—
Acquisitions	120	3	12
Unrecognized tax benefit at end of period	$491	$350	$300